Taxation - Deferred tax assets and liabilities & withholding income tax (Details) ¥ in Thousands, $ in Millions		12 Months Ended
	Mar. 16, 2007	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Deferred tax assets:
Contract liabilities, primarily for advanced payments from online games customers		¥ 1,043,715	¥ 1,009,624
Accruals		808,527	654,348
Depreciation and amortization		2,180	7,100
Net operating tax loss carry forward		3,424,344	3,781,233
Deferred tax assets, gross		5,278,766	5,452,305
Less: valuation allowance		(3,718,678)	(3,971,516)	¥ (3,648,870)
Total		1,560,088	1,480,789
Deferred tax liabilities:
Withholding income tax		2,165,573	1,947,190
Others		133,730	178,930
Total		2,299,303	2,126,120
Movement of the aggregate valuation allowances for deferred tax assets
Balance at the beginning of the period		3,971,516	3,648,870	3,255,854
Net change for the year		(252,838)	322,646	393,016
Balance at the end of the period		¥ 3,718,678	3,971,516	3,648,870
Withholding income tax
Withholding tax rate on dividend distributed by foreign investment entities to its non-resident enterprise investors (as a percent)	10.00%	10.00%
Lower withholding income tax rate on dividend applied, if the non-resident enterprise investor is registered in Hong Kong with at least 25% equity interest in the PRC enterprise and meets the relevant conditions or requirements (as a percent)	5.00%	5.00%
Minimum equity interest in PRC entities (as a percent)	25.00%	25.00%
Accrued withholding tax liabilities		¥ 1,500,000	¥ 2,100,000	¥ 1,100,000	$ 214.7